Revenues - Schedule of Disaggregation of Revenue by Geographic Location (Detail) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 247,150	$ 71,215	$ 0	$ 428,650	$ 302,666
StepStone Group LP
Disaggregation of Revenue [Line Items]
Total revenues						$ 446,611	$ 256,268	$ 264,275
United States
Disaggregation of Revenue [Line Items]
Total revenues	44,821	20,955		96,782	73,915
United States | StepStone Group LP
Disaggregation of Revenue [Line Items]
Total revenues						108,681	88,828	75,676
Non-U.S. countries
Disaggregation of Revenue [Line Items]
Total revenues	$ 202,329	$ 50,260		$ 331,868	$ 228,751
Non-U.S. countries | StepStone Group LP
Disaggregation of Revenue [Line Items]
Total revenues						$ 337,930	$ 167,440	$ 188,599